UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  4350 East West Highway
          Suite 502
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman           Bethesda, Maryland         February 11, 2013
     -------------------           ------------------         -----------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           40
                                         -----------

Form 13F Information Table Value Total:  $    37,981
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ------- ------ ----
3M CO                             COMMON    88579Y101          260        2,532             Sole                   2,532      0    0
AETNA INC NEW                     COMMON    00817Y108          299        6,017             Sole                   6,017      0    0
ALLSTATE CORP                     COMMON    020002101          282        6,361             Sole                   6,361      0    0
AMERICAN EXPRESS CO               COMMON    025816109        1,683       27,790             Sole                  27,790      0    0
APPLE INC                         COMMON    037833100        1,179        2,577             Sole                   2,577      0    0
AUTOMATIC DATA PROCES             COMMON    053015103          296        4,864             Sole                   4,864      0    0
BANK OF AMERICA CORPORATION       COMMON    060505104        2,035      170,606             Sole                 170,606      0    0
BECTON DICKINSON & CO             COMMON    075887109          252        2,863             Sole                   2,863      0    0
BEST BUY INC                      COMMON    086516101        1,136       71,386             Sole                  71,386      0    0
BOEING CO                         COMMON    097023105        1,705       22,349             Sole                  22,349      0    0
CAMPBELL SOUP CO                  COMMON    134429109          233        6,285             Sole                   6,285      0    0
CISCO SYS INC                     COMMON    17275R102        1,880       88,740             Sole                  88,740      0    0
COMPASS MINERALS INTL INC         COMMON    20451N101          237        3,262             Sole                   3,262      0    0
DU PONT E I DE NEMOURS & CO       COMMON    263534109        1,569       33,078             Sole                  33,078      0    0
EXXON MOBIL CORP                  COMMON    30231G102        1,749       19,477             Sole                  19,477      0    0
GENERAL ELECTRIC CO               COMMON    369604103        1,811       80,718             Sole                  80,718      0    0
GOLDMAN SACHS GROUP INC           COMMON    38141G104        1,946       12,875             Sole                  12,875      0    0
GOOGLE INC                        COMMON    38259P508          272          353             Sole                     353      0    0
HEINZ H J CO                      COMMON    423074103          270        4,450             Sole                   4,450      0    0
HEWLETT PACKARD CO                COMMON    428236103        1,446       86,623             Sole                  86,623      0    0
INGERSOLL-RAND PLC                COMMON    G47791101        1,804       34,181             Sole                  34,181      0    0
INTEL CORP                        COMMON    458140100          223       10,604             Sole                  10,604      0    0
JOHNSON & JOHNSON                 COMMON    478160104        1,898       25,172             Sole                  25,172      0    0
JOY GLOBAL INC                    COMMON    481165108          282        4,522             Sole                   4,522      0    0
JP MORGAN CHASE & CO              COMMON    46625H100        1,867       38,407             Sole                  38,407      0    0
KELLOGG CO                        COMMON    487836108          291        4,940             Sole                   4,940      0    0
LABORATORY CORP AMER HLDGS        COMMON    50540R409          241        2,644             Sole                   2,644      0    0
MICROSOFT CORP                    COMMON    594918104        1,437       52,578             Sole                  52,578      0    0
NUCOR CORP                        COMMON    670346105          287        6,122             Sole                   6,122      0    0
ORACLE SYS                        COMMON    68389X105        1,684       47,987             Sole                  47,987      0    0
PARKER HANNIFIN CORP              COMMON    701094104          274        2,934             Sole                   2,934      0    0
RAYTHEON CO                       COMMON    755111507        1,676       31,380             Sole                  31,380      0    0
STAPLES INC                       COMMON    855030102          219       16,290             Sole                  16,290      0    0
SYSCO CORP                        COMMON    871829107          270        8,577             Sole                   8,577      0    0
TEXAS INSTRS INC                  COMMON    882508104        1,512       45,060             Sole                  45,060      0    0
TRANSOCEAN LTD                    COMMON    H8817H100        1,409       24,919             Sole                  24,919      0    0
WAL MART STORES INC               COMMON    931142103          254        3,567             Sole                   3,567      0    0
WELLS FARGO & CO NEW              COMMON    949746101          289        8,258             Sole                   8,258      0    0
WESTERN UN CO                     COMMON    959802109        1,244       84,140             Sole                  84,140      0    0
YAHOO INC                         COMMON    984332106          280       14,123             Sole                  14,123      0    0